As filed with the Securities and Exchange Commission on November 26, 2013
Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

California Daily Tax Free Income Fund, Inc.
(Exact name of registrant as specified in charter)
1411 Broadway
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Item 1: Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2013
(UNAUDITED)

						Ratings (a)
			Maturity	Interest	Value		Standard
Face Amount			Date	Rate	(Note 1)	Moody’s	& Poor’s
TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (7.01%) (b)
$1,000,000		Boyceville Community School District, WI TRAN	10/29/13	0.48%	$1,000,396
995,000		Clayton School District, WI TRAPN	09/19/14	0.45	1,000,258
2,300,000		Clinton CSD, Oneida County, NY RAN	06/17/14	0.65	2,313,787
1,000,000		King City Union School District, CA TRAN	04/30/14	0.23	1,010,233
3,000,000		Mequon & Thiensville School District, WI TRAPN	02/04/14	0.30	3,007,159
2,050,000		Mequon & Thiensville School District, WI TRAN	09/04/14	0.35	2,062,287
1,830,000		Northland Pines School District, WI TRAN	10/10/13	0.45	1,830,247
7,000,000		Owego Appalachian CSD, Tioga County, NY RAN	06/19/14	0.42	7,028,978
3,000,000		Pulaski Community School District, WI TRAPN	09/16/14	0.42	3,016,593
1,900,000		Rice Lake Area School District, WI TRAN	10/03/13	0.45	1,900,057
800,000		Richfield Joint School District No.1, WI TRAN	10/30/13	0.50	800,316
3,500,000		School District of Baraboo, WI TRAPN	09/18/14	0.40	3,520,138
1,250,000		School District of Bloomer , WI TRAPN	09/26/14	0.42	1,257,118
1,000,000		School District of Fall Creek, WI TRAN	10/25/13	0.50	1,000,327
3,100,000		School District of Maple, WI TRAN	11/01/13	0.48	3,101,358
1,600,000		School District of Williams Bay, WI TRAPN	08/29/14	0.50	1,607,233
2,800,000		School District of Wisconsin Dells, TRAPN	10/30/13	0.45	2,801,217
3,000,000		Sun Prairie Area School District Dane and Columbia Counties, WI TRAN	11/01/13	0.50	3,001,263
1,800,000		Unified School District of Antigo, WI TRAN	10/29/13	0.48	1,800,714
5,000,000		West Seneca CSD Erie County, NY BAN	11/27/13	0.49	5,003,930
1,350,000		Whitehall School District, WI TRAN	10/29/13	0.50	1,350,515
49,275,000		Total Tax Exempt General Obligation Notes and Bonds			49,414,124

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (92.53%) (c)
$5,875,000		Airport Commission of the City and County of San Francisco, CA (San Francisco International Airport) RRB – Second Series Issue 36C LOC U.S. Bank, N.A.	05/01/26	0.08%	$5,875,000	VMIG-1	A-1+
3,100,000		Association of Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.04	3,100,000	VMIG-1
1,800,000		Association of Bay Area Government Finance Authority for Nonprofit Corporations RB (Sharp Healthcare) – Series 2009D LOC Citibank, N.A.	08/01/35	0.10	1,800,000	VMIG-1
11,855,000		Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2007 Series B-2 LOC JPMorgan Chase Bank, N.A.	04/01/47	0.05	11,855,000	VMIG-1	A-1
11,000,000		Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2008 Series E-1 LOC Bank of Tokyo Mitsubishi, UFJ	04/01/45	0.05	11,000,000	VMIG-1	A-1
9,750,000		BB&T Municipal Trust Floater Certificates – Series 2011 LOC Branch Banking & Trust Company	09/01/22	0.11	9,750,000	VMIG-1
3,995,000		California Education Facilities Authority RB (Life Chiropractic College West Incorporated) – Series 1999 LOC Bank of West	01/01/25	0.04	3,995,000	VMIG-1
19,000,000		California Education Facility Authority RB (California Institute of Technology) – Series 1994 LOC California Institute of Technology	01/01/24	0.04	19,000,000	VMIG-1
3,000,000		California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A LOC U.S. Bank, N.A.	08/01/21	0.05	3,000,000	VMIG-1	A-1+
11,400,000		California HFFA RB (Catholic Healthcare West Loan Program) – 2011 Series C LOC BMO Harris Bank	03/01/47	0.06	11,400,000	VMIG-1	A-1+
10,000,000		California HFFA RB (Catholic Healthcare West Loan Program) – Series 2009H LOC Wells Fargo Bank, N.A.	07/01/33	0.07	10,000,000	VMIG-1	A-1+
4,800,000		California HFFA RB (Scripps Health) – 2010 Series B LOC JPMorgan Chase Bank, N.A.	10/01/40	0.05	4,800,000	VMIG-1	A-1+
18,160,000		California HFFA RB (Catholic Healthcare West Loan Program) – Series 2005H LOC Sumitomo Mitsui Banking Corp.	07/01/35	0.07	18,160,000	VMIG-1	A-1
11,000,000		California HFFA RB (Catholic Healthcare West Loan Program) – Series 2005I LOC Mizuho Corporate Bank Ltd	07/01/35	0.05	11,000,000	VMIG-1	A-1
9,100,000		California Housing Finance Agency MHRB III – 2002 Series B Guaranteed by Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	02/01/35	0.06	9,100,000	VMIG-1	A-1+
7,220,000		California Infrastructure and Economic Development Bank RB (California Academy of Sciences, San Francisco, CA) – Series 2008E LOC Northern Trust Company	09/01/38	0.05	7,220,000	VMIG-1	A-1+
6,815,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – 2009 Series A LOC Mizuho Corporate Bank Ltd	11/01/26	0.04	6,815,000	VMIG-1	A-1+
29,775,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – 2009 Series B LOC Mizuho Corporate Bank Ltd	11/01/26	0.04	29,775,000	VMIG-1
15,900,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009C LOC Sumitomo Mitsui Banking Corp.	12/01/16	0.03	15,900,000	VMIG-1	A-1+
11,145,000		California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009D LOC Sumitomo Mitsui Banking Corp.	12/01/16	0.01	11,145,000	VMIG-1	A-1+
5,000,000		California Municipal Finance Authority RB (La Sierra University) – Series 2008A LOC Wells Fargo Bank, N.A.	08/01/28	0.04	5,000,000		A-1+
5,000,000		California Municipal Finance Authority RB (Westmont College) – Series 2010A LOC Comerica Bank	01/01/40	0.10	5,000,000	VMIG-1	A-1
1,400,000		California PCFA RB (Pacific Gas and Electric Company) – Series 1996E LOC JPMorgan Chase Bank, N.A.	11/01/26	0.05	1,400,000		A-1+
2,300,000		California PCFA Resource Recovery RB (Sanger Project) – 1990 Series A (d) LOC National Bank of Canada	09/01/20	0.11	2,300,000	VMIG-1
9,000,000		California PCFA Resource Recovery RB (Wadham Energy Project) – Series 1987C (d) LOC BNP Paribas S.A.	11/01/17	0.40	9,000,000		A-1
6,640,000		California Statewide Communities Development Authority MHRB (Stoneridge at Elk Grove) – 2005 Series Q (d) LOC Citibank, N.A.	10/01/38	0.10	6,640,000		A-1
6,600,000		California Statewide Communities Development Authority RB (Chadwick School) – Series 2002 LOC JPMorgan Chase Bank, N.A.	10/01/29	0.09	6,600,000	VMIG-1
15,650,000		California Statewide Communities Development Authority RB (John Muir Health) – Series 2008A LOC Wells Fargo Bank, N.A.	08/15/36	0.01	15,650,000	VMIG-1	A-1+
9,200,000		California Statewide Communities Development Authority RB (The Master's College) – Series 2007 LOC U.S. Bank, N.A.	02/01/37	0.09	9,200,000	VMIG-1
4,905,000		City and County of San Francisco Finance Corporation Lease RRB (Moscone Center Expansion Project) – Series 2008-2 LOC State Street Bank & Trust Company	04/01/30	0.08	4,905,000	VMIG-1	A-1+
2,600,000		City and County of San Francisco MHRB (Folsom-Dore Apartment Project) – Series 2002A (d) LOC Citibank, N.A.	12/01/34	0.11	2,600,000		A-1
6,715,000		City of Berkeley RB (Berkeley-Albany YMCA) – Series 2008 LOC Wells Fargo Bank, N.A.	07/01/38	0.04	6,715,000		A-1+
3,600,000		City of Hemet Multifamily Housing RRB (Sunwest Retirement Village) – 1999 Series A Guaranteed by Federal Home Loan Mortgage Corporation	01/01/25	0.06	3,600,000		A-1+
440,000		City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California) LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/02/15	0.04	440,000	VMIG-1
1,515,000		City of Irvine, CA Assessment District No. 94-13 (Oak Creek) Limited Obligation Improvement Bonds LOC State Street Bank & Trust Company	09/02/22	0.04	1,515,000	VMIG-1	A-1+
4,570,000		City of Livermore, Alamada, CA (Livermore Capital Projects Financing Authority) LOC U.S. Bank, N.A.	10/01/30	0.06	4,570,000		A-1+
2,000,000		City of New York GO Bonds, Fiscal 2012 Series D Subseries D-3 LOC Bank of New York Mellon, N.A.	10/01/39	0.05	2,000,000	VMIG-1	A-1+
7,800,000		City of Ontario, CA Multifamily Housing RRB (Park Centre Apartments) – Series 2005 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/35	0.07	7,800,000		A-1+
15,765,000		City of Pittsburg Public Financing Authority Water RRB – Series 2008 LOC Bank of West	06/01/35	0.11	15,765,000	VMIG-1
6,800,000		City of Upland, CA Apartment Development RRB (Mountain Springs) – Series 1998A Guaranteed by Federal National Mortgage Association	11/15/28	0.07	6,800,000		A-1+
2,000,000		Commonwealth of Puerto Rico Public Improvement Refunding Bonds – Sub-Series C-5-2 LOC Barclays Bank PLC	07/01/20	0.07	2,000,000	VMIG-1	A-1
28,200,000		Community Facilities District No. 07-1 of the Tustin Unified School District – Series 2010 LOC Bank of America, N.A.	09/01/50	0.07	28,200,000		A-1
5,840,000		Community Facilities District No. 89-5 (Rancon Business Center) of the Rancho, CA Water District Refunding Bonds – Series 1998 LOC Wells Fargo Bank, N.A.	09/01/28	0.06	5,840,000	VMIG-1	A-1+
9,400,000		County of Contra Costa Multifamily Mortgage RRB (Rivershore Apartments) – Series 1992 B Guaranteed by Federal National Mortgage Association	11/15/22	0.07	9,400,000		A-1+
3,200,000		County of Los Angles Multifamily Mortgage RB (Crescent Gardens) – Series 1984A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/14	0.06	3,200,000		A-1+
8,800,000		County of Sacramento Special Facilities Airport RB (The Cessna Aircraft Company Project) – Series 1998 (d) LOC Bank of America, N.A.	11/01/28	0.11	8,800,000		A-1
7,000,000		District of Columbia RRB (American University Issue) – Series 2008 LOC JPMorgan Chase Bank, N.A.	10/01/38	0.07	7,000,000	VMIG-1
3,840,000		Housing Authority of the County of Sacramento Multifamily Housing RRB (Ashford Park Apartments) 1996 Issue D Guaranteed by Federal National Mortgage Association	07/15/29	0.05	3,840,000		A-1+
4,000,000		IDA of the County of Alameda RB (Ettore Products Co. Project) – Series 2005 A (d) LOC Comerica Bank	12/01/30	0.13	4,000,000		A-1
5,000,000		Indiana Finance Authority Health System RRB (Sisters of St. Francis Health Services, Inc. Obligated Group) – Series 2008A LOC JPMorgan Chase Bank, N.A.	11/01/41	0.08	5,000,000	VMIG-1
12,475,000		Irvine Ranch Water District Consolidated Improvement District Series GO 2009B LOC Bank of America, N.A.	10/01/41	0.06	12,475,000	VMIG-2	A-1
2,000,000		Irvine Ranch Water District Series 1991 District No. 105, 250 and 290 LOC Bank of New York Mellon, N.A.	08/01/16	0.06	2,000,000	VMIG-1	A-1+
2,300,000		Irvine Ranch Water District Series 1993 District No. 105, 140, 240 and 250 LOC Bank of New York Mellon, N.A.	04/01/33	0.04	2,300,000	VMIG-1	A-1+
4,362,000		Kern Water Bank Authority RB Series 2003A LOC Wells Fargo Bank, N.A.	07/01/28	0.04	4,362,000		A-1+
3,000,000		Peninsula Ports Authority of VA Coal Terminal RRB (Dominion Terminal Associates Project) – Series 1987D LOC U.S. Bank, N.A.	07/01/16	0.06	3,000,000	P-1
3,540,000		Redevelopment Agency of the City of Livermore Multifamily Housing RRB (Livermore Independent Senior Apartments) – 2009 Series A Guaranteed by Federal National Mortgage Association	07/15/39	0.05	3,540,000		A-1+
29,765,000		Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/01/35	0.06	29,765,000	P-1	A-1+
7,800,000		Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.06	7,800,000	VMIG-1	A-1+
1,550,000		Riverside County, CA 1985 COPs (ACES) Type One Series B LOC State Street Bank & Trust Company	12/01/15	0.06	1,550,000	VMIG-1
6,370,000		Sacramento Municipal Utility District Subordinated Electric RB – Series 2012M LOC U.S. Bank, N.A.	08/15/41	0.07	6,370,000		A-1+
5,500,000		San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.07	5,500,000		A-1+
1,600,000		San Rafael Redevelopment Agency MHRB (Fairfax Street Apartments) – Series 2001A LOC Citibank, N.A.	09/01/31	0.11	1,600,000		A-1
2,675,000		Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Guaranteed by Federal National Mortgage Association	02/15/27	0.05	2,675,000		A-1+
2,800,000		South Carolina Jobs EDA (Franco Manufacturing Company, Inc. Project) – Series 1998 (d) LOC Bank of America, N.A.	05/01/19	0.25	2,800,000		A-1
36,990,000		Southern California Public Power Authority RRB (Magnolia Power Project A) – Series 2009-1 LOC U.S. Bank, N.A.	07/01/36	0.07	36,990,000	VMIG-1	A-1+
3,900,000		State of California – Series 2004A4 LOC Citibank, N.A.	05/01/34	0.04	3,900,000	VIMG-2	A-1
9,500,000		State of California – Series 2004A6 LOC Citibank, N.A.	05/01/34	0.04	9,500,000	VIMG-2	A-1
28,870,000		State of California – Series 2004B4 LOC Citibank, N.A.	05/01/34	0.04	28,870,000	VIMG-2	A-1
20,000,000		State of California – Series 2005A2-2 LOC Royal Bank of Canada	05/01/40	0.06	20,000,000	VMIG-1	A-1+
6,000,000		State of California – Series 2005B7 LOC JPMorgan Chase Bank, N.A.	05/01/40	0.06	6,000,000	VMIG-1	A-1
24,000,000		State of California – Series A1-2 LOC Royal Bank of Canada	05/01/40	0.06	24,000,000	VMIG-1	A-1+
14,900,000		State of California GO (Kindergarten University Public Education Facilities) – Series 2004 - A3 LOC State Street Bank & Trust Company/California State Teachers Retirement System	05/01/34	0.05	14,900,000	VMIG-1	A-1+
7,680,000		State of California GO Bonds, Series 2003A-2 LOC BMO Harris Bank	05/01/33	0.03	7,680,000	VMIG-1	A-1
1,000,000		The City of Los Angles MHRB (Fountain Park Phase II Project) – Series 2000B (d) Guaranteed by Federal National Mortgage Association	03/15/34	0.06	1,000,000		A-1+
6,170,000		The City of New York GO – 2012 Series G-6 LOC Mizuho Corporate Bank Ltd	04/01/42	0.06	6,170,000	VMIG-1	A-1
2,000,000		The City of New York GO – 2013 Series A-3 LOC Mizuho Corporate Bank Ltd	10/01/40	0.03	2,000,000	VMIG-1	A-1
1,100,000		The Housing Authority of the County of Los Angles Multifamily Housing RRB (Malibu Meadows II Project) – 1998 Series C Guaranteed by Federal National Mortgage Association	04/15/28	0.05	1,100,000		A-1+
5,000,000		University of Illinois, Health Service Facilities System RB – Series 1997A LOC JPMorgan Chase Bank, N.A.	10/01/26	0.07	5,000,000	VMIG-1	A-1
652,317,000		Total Tax Exempt Variable Rate Demand Instruments			652,317,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENT (c) (0.07%)
$515,000		Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A.	12/01/14	1.62%	$515,000	P-1	A-1+
515,000		Total Variable Rate Demand Instruments - Private Placement			515,000

		Total Investments (99.61%)
		(cost $702,246,124†)			$ 702,246,124
		Cash and other assets, net of liabilities (0.39%)			2,748,809
		Net Assets (100.00%)			$ 704,994,933

		Class A, 466,485,899 shares outstanding			$ 1.00
		Class B, 172,252,074 shares outstanding			$ 1.00
		Advantage Shares, 66,271,195 shares outstanding			$ 1.00

		† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

(b)		Securities that are not rated which Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)		Security subject to alternative minimum tax.

KEY:
ACES	=	Adjustable Convertible Extendable Securities
BAN	=	Bond Anticipation Note
COP	=	Certificates of Participation
CSD	=	Central School District
EDA	=	Economic Development Authority
GO	=	General Obligation
HFFA	=	Health Facilities Financing Authority
IDA	=	Industrial Development Authority
LOC	=	Letter of Credit
MHRB	=	Multi-family Housing Revenue Bond
PCFA	=	Polution Control Financing Authority
RAN	=	Revenue Anticipation Note
RB	=	Revenue Bond
RRB	=	Refunding Revenue Bond
TRAN	=	Tax and Revenue Anticipation Note
TRAPN	=	Tax and Revenue Anticipation Promissory Note

Note 1 - Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

		Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2013.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

			Debt securities issued by states of the United States and political subdivisions of the states
		Quoted prices in active markets for identical assets (Level 1)	-
		Significant other observable inputs (Level 2)	702,246,124
		Significant unobservable inputs (Level 3)	-
		Total	702,246,124

		For the period ended September 30, 2013, there was no Level 1 or Level 3 investments. There were also no transfers between levels during the period ended September 30, 2013.

Item 2:              Controls and Procedures

a.
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

b.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*  /s/ Christine Manna
            Christine Manna, Secretary

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael P. Lydon
            Michael P. Lydon, President

Date: November 25, 2013

By (Signature and Title)*  /s/ Esther Cheung
            Esther Cheung, Vice President, Assistant Treasurer

Date: November 25, 2013

* Print the name and title of each signing officer under his or her signature.